UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  January 31, 2012

Item 1. Report to Stockholders.

AKRE
CAPITAL MANAGEMENT, LLC

Retail Class Shares  (AKREX)
Institutional Class Shares  (AKRIX)

SEMI-ANNUAL REPORT
January 31, 2012

The table below illustrates top ten holdings, sector weightings and performance at December 31, 2011

Top Ten Holdings as of December 31, 2011		Sector Weightings as of December 31, 2011
	(% of net assets)		(% of net assets)
Ross Stores, Inc.	9.50%
Mastercard, Inc.	9.10%	Consumer Discretionary	34.7%
Dollar Tree, Inc.	8.70%	Cash and Equivalents	22.5%
American Tower Corp.	7.50%	Financials	20.8%
Markel Corp.	5.30%	Information Technology	12.8%
Lamar Advertising Co.	5.10%	Telecommunication Services	7.5%
O’Reilly Automotive, Inc.	4.30%	Health Care	1.7%
TD Ameritrade Holding Corp.	4.00%	Total:	100.0%
The TJX Companies, Inc.	3.30%
CarMax, Inc.	2.80%
Returns as of December 31, 2011	1 Year	Since Inception (8/31/2009)
AKREX Retail	11.09%	13.59%
AKRIX Institutional	11.39%	13.88%
S&P 500 Index	2.11%	11.61%

Annualized Expense Ratios for the five months ending 12/31/2011:

AKREX – 1.44%, AKRIX – 1.19%

The table below illustrates top ten holdings, sector weightings and performance at January 31, 2012

Top Ten Holdings as of January 31, 2012		Sector Weightings as of January 31, 2012
	(% of net assets)		(% of net assets)

Mastercard, Inc.	8.90%	Cash and Equivalents	27.1%
American Tower Corp.	7.50%	Consumer Discretionary	26.8%
Ross Stores, Inc.	7.10%	Financials	21.8%
Dollar Tree, Inc.	5.40%	Information Technology	14.7%
TD Ameritrade Holding Corp.	4.50%	Telecommunication Services	7.5%
The TJX Companies, Inc.	4.20%	Health Care	2.1%
Lamar Advertising	3.20%	Total:	100.0%
Moody’s Corp.	3.10%
Markel Corp.	3.10%
Visa, Inc.	2.90%
Returns as of January 31, 2012	6 Months	Since Inception (8/31/2009)
AKREX Retail	11.45%	14.12%
AKRIX Institutional	11.57%	14.40%
S&P 500 Index	2.71%	13.22%

Annualized Expense Ratios for the six months ending 1/31/2012:

AKREX – 1.43%, AKRIX – 1.18%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-862-9556. The Fund imposes a 1.00% redemption fee on shares held for 30 days or less. Performance data does not reflect the redemption fee. If it had, returns would be reduced.

Akre Focus Fund

The Portfolio Manager’s Report below is based on the 2011 calendar year performance and the fiscal year semi-annual report for the six month period ending January 31, 2012.

March 19, 2012

To The Shareholders of Akre Focus Fund

The first table on the preceding page shows that for the one year period ending December 31, 2011 the Akre Focus Fund (AKREX – Retail shares) advanced by 11.09% as compared with the S&P 500®, which advanced 2.11%.  It also shows the top ten holdings and our sector allocation.  This result was achieved in spite of a high level of cash carried in the portfolio throughout the year. At the start of the year the cash was 25.8%, and it was 22.5% at year’s end.  This cash level existed in spite of very substantial in-flows during the year which were $103.2 million.

Likewise, the second table on the preceding page illustrates our top ten holdings, top sector allocation and performance for the six month period ending January 31, 2012.  Within the top ten holdings, two moved away from the top ten following December 31, 2011 and these were O’Reilly Automotive and CarMax. We have in fact not reduced our position in these names, but the growth of the portfolio combined with the additions of two other companies caused this change in position.  By January 31, 2012 Moody’s Corp. and Visa had joined our top ten holdings.  Our six months performance through January 31, 2012 is a positive 11.45% for the Retail Class shares and 11.57% for the Institutional Class shares. The S&P 500® performance, 2.71%, was considerably below that which we achieved.

We are continuing to experience significant in-flows of dollars into the Fund, and we continue to be very disciplined in our deployment of the cash into new investments. We are mindful that the market as measured by the S&P 500®, has as of mid- March already had an average full year’s performance, having recorded something over 10%.  Our Fund continues to track that result closely, even as we still have a large cash balance, approximating our year-end cash balance.

Opinions expressed are those of the advisor and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposes to individual stock volatility than a diversified fund.  The Fund invests in small- and medium-capitalization companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies.

Akre Focus Fund

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing.  The summary and statutory prospectuses contain this and other important information about the investment company and it may be obtained by calling (877) 862-9559 or visiting www.akrefund.com.  Read it carefully before investing.

The S&P 500® Index is an index of 500 large capitalization companies selected by Standard & Poor’s Corporation. One cannot invest directly in an index.

Fund holdings are subject to change and are not recommendations to buy or sell any security. See the Schedule of Investments for the Fund holdings.

The Akre Focus Fund is distributed by Quasar Distributors, LLC.

Akre Focus Fund

SECTOR ALLOCATION at January 31, 2012 (Unaudited)

Sector Allocation	Percent of Net Assets
Cash & Equivalents*	27.1%
Consumer Discretionary	26.8%
Financials	21.8%
Information Technology	14.7%
Telecommunication Services	7.5%
Health Care	2.1%
Total	100.0%

*  Includes other assets in excess of liabilities and short-term fixed income securities.

EXPENSE EXAMPLE For the Six Months Ended January 31, 2012 (Unaudited)

As a shareholder of the Akre Focus Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 – January 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that redemption be made by wire transfer, a $15.00 fee is currently charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined

Akre Focus Fund

EXPENSE EXAMPLE For the Six Months Ended January 31, 2012 (Unaudited) (Continued)

under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	8/1/2011	1/31/2012	8/1/2011 – 1/31/2012*
Retail Class Actual	$1,000	$1,115	$7.62

Hypothetical (5% return
before expenses)	$1,000	$1,018	$7.27

Institutional Class Actual	$1,000	$1,116	$6.29

Hypothetical (5% return
before expenses)	$1,000	$1,019	$6.01

*
Expenses are equal to the Fund’s expense ratio for the most recent six-moth period of 1.43% for Retail Class shares and 1.18% for Institutional Class shares, multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Akre Focus Fund

SCHEDULE OF INVESTMENTS at January 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS: 70.7%

Capital Markets: 8.3%
96,100	Diamond Hill
	Investment
	Group*	$7,343,001
600,000	LPL Investment
	Holdings, Inc.*	19,710,000
2,000,000	TD Ameritrade
	Holding Corp.	32,220,000
		59,273,001
Consumer Finance: 0.3%
93,273	White River
	Capital, Inc.	1,944,742
Diversified Financial Services: 3.9%
800,000	Bank of
	America Corp.	5,704,000
600,000	Moody’s Corp.	22,338,000
		28,042,000
Diversified Operations: 1.2%
299,800	Leucadia
	National Corp.	8,322,448

Health Care Equipment & Supplies: 1.6%
150,000	Becton, Dickinson
	and Company	11,761,500

Hotels, Restaurants & Leisure: 0.9%
550,000	Bwin.Party Digital
	Entertainment	1,387,435
117,250	Penn National
	Gaming, Inc.*	4,800,215
		6,187,650
Insurance: 5.8%
100,000	Berkshire Hathaway,
	Inc. - Class B*	7,837,000
650,000	Hartford Financial
	Services
	Group, Inc.	11,388,000
55,000	Markel Corp.*	22,168,850
		41,393,850
IT Services: 12.2%
109,976	Computer
	Services, Inc.	3,409,256
178,000	Mastercard, Inc.	63,291,460
203,000	Visa, Inc.	20,429,920
		87,130,636
Life Sciences Tools & Services: 0.5%
50,000	Techne Corp.	3,412,500
Media: 3.2%
800,000	Lamar
	Advertising Co.*	22,888,000
Multiline Retail: 7.1%
452,000	Dollar Tree, Inc.*	38,334,120
300,000	Sears Holdings
	Corp.*	12,645,000
		50,979,120
Software: 1.6%
130,000	FactSet Research
	Systems, Inc.	11,481,600

Specialty Retail: 15.7%
400,000	CarMax, Inc.*	12,172,000
230,290	O’Reilly
	Automotive, Inc.*	18,770,938
1,000,000	Ross Stores, Inc.	50,820,000
440,000	The TJX
	Companies, Inc.	29,981,600
		111,744,538
Technology: 0.9%
14,000	Apple, Inc.*	6,390,720

Wireless Telecommunication
Services: 7.5%
840,000	American
	Tower Corp.	53,348,400
TOTAL COMMON STOCKS
(Cost $411,408,182)		504,300,705

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at January 31, 2012 (Unaudited) (Continued)

Shares		Value

CONVERTIBLE
PREFERRED STOCK: 1.6%
Insurance: 1.6%
550,000	Hartford Financial
	Services
	Group, Inc.	$11,341,000
TOTAL CONVERTIBLE
PREFERRED STOCK
(Cost $13,833,316)		11,341,000

TRUST & PARTNERSHIP: 1.4%

Real Estate Investment Trust: 1.4%
600,000	Annaly Capital
	Management, Inc.	10,104,000

TOTAL TRUST & PARTNERSHIP
(Cost $10,098,333)		10,104,000

Principal
Amount

ASSET BACKED BOND: 4.2%
	Citibank Omni
	Master Trust,
	2.349%,
$30,000,000	5/16/2016	30,160,620

TOTAL ASSET BACKED BOND
(Cost $30,164,054)		30,160,620

CORPORATE BONDS: 9.6%
	Berkshire Hathaway
	Financial Corp.,
14,500,000	4.000%, 4/15/2012	14,591,379
	General Electric
	Capital Corp.,
13,323,000	3.500%, 8/13/2012	13,529,227
	Goldman Sachs
	Group, Inc.,
5,000,000	5.450%, 11/1/2012	5,151,145
	JPMorgan
	Chase & Co.,
4,500,000	6.625%, 3/15/2012	4,533,588
	Merrill Lynch
	& Co., Inc.,
5,040,000	0.757%, 6/5/2012	5,021,735
	Nationwide
	Building Society,
	5.500%,
25,000,000	7/18/2012	25,500,525

TOTAL CORPORATE BONDS
(Cost $68,305,734)		68,327,599

MUNICIPAL BOND: 2.1%
	Harris County
	Texas, 2.500%,
15,000,000	2/29/2012	15,030,000

TOTAL MUNICIPAL BOND
(Cost $15,026,973)		15,030,000

SHORT-TERM INVESTMENTS: 6.3%

Commercial Paper: 6.3%
	Collateralized
	Commercial Paper
	Co., LLC, 0.003%,
30,000,000	4/20/12	29,980,250
	Inova Health
	Systems, 0.002%,
15,000,000	3/14/12	14,996,500

TOTAL SHORT-TERM INVESTMENTS
(Cost $44,976,750)		44,976,750

TOTAL INVESTMENTS
IN SECURITIES: 95.9%
(Cost $593,813,342)		684,240,674
Other Assets in Excess
of Liabilities: 4.1%		28,701,478
TOTAL NET ASSETS: 100.0%		$712,942,152

*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF ASSETS AND LIABILITIES at January 31, 2012 (Unaudited)

ASSETS
Investments in securities, at value
(Cost $593,813,342) (Note 2)	$684,240,674
Cash	33,027,718
Receivables:
Fund shares sold	8,748,745
Dividends and interest	991,475
Prepaid expenses	56,524
Total assets	727,065,136

LIABILITIES
Payables:
Investment securities purchased	12,918,725
Fund shares redeemed	495,764
Distribution fees	93,438
Shareholder servicing fees	57,077
Investment advisory fees	449,975
Administration fees	48,461
Fund accounting fees	11,469
Transfer agent fees	16,786
Custody fees	962
Chief Compliance Officer fees	1,610
Other accrued expenses	28,717
Total liabilities	14,122,984
NET ASSETS	$712,942,152

COMPONENTS OF NET ASSETS
Paid-in capital	$623,761,973
Accumulated net investment loss	(178,284)
Accumulated net realized loss on investments	(1,068,869)
Net unrealized appreciation on investments	90,427,332
Net assets	$712,942,152

COMPONENTS OF NET ASSET VALUE
Retail Class:
Net assets	$544,372,269
Shares issued and outstanding (unlimited number
of shares authorized without par value)	39,585,032
Net asset value, offering price and redemption price per share	$13.75
Institutional Class:
Net assets	$168,569,883
Shares issued and outstanding (unlimited number
of shares authorized without par value)	12,202,419
Net asset value, offering price and redemption price per share	$13.81

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF OPERATIONS For the Six Months Ended January 31, 2012 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$2,315,356
Interest	68,498
Total investment income	2,383,854

EXPENSES (Note 3)
Investment advisory fees	1,699,386
Distribution fees - Retail Class	341,547
Shareholder servicing fees	188,821
Administration fees	138,593
Transfer agent fees	71,674
Fund accounting fees	41,101
Registration fees	27,627
Reports to shareholders	15,251
Audit fees	10,615
Miscellaneous expenses	7,744
Custody fees	7,407
Chief Compliance Officer fees	4,776
Trustee fees	3,445
Legal fees	2,937
Insurance expense	1,214
Net expenses	2,562,138
Net investment loss	(178,284)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,134,663
Change in net unrealized appreciation on investments	41,500,754
Net realized and unrealized gain on investments	42,635,417
Net increase in net assets
resulting from operations	$42,457,133

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2012	Year Ended
	(Unaudited)	July 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(178,284)	$610,936
Net realized gain (loss) on investments	1,134,663	(1,406,289)
Change in unrealized
appreciation on investments	41,500,754	39,972,386
Net increase in net assets
resulting from operations	42,457,133	39,177,033

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail Class	(307,010)	—
Institutional Class	(291,777)	—
Total distributions to shareholders	(598,787)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding
shares - Retail Class (a)	307,237,804	44,932,693
Net increase (decrease) in net assets
derived from net change in outstanding
shares - Institutional Class (a)	77,886,944	(6,108,575)
Total increase in net assets
from capital transactions	385,124,748	38,824,118
Total increase in net assets	426,983,094	78,001,151

NET ASSETS
Beginning of period/year	285,959,058	207,957,907
End of period/year	$712,942,152	$285,959,058
Undistributed (Accumulated)
net investment income (loss)	$(178,284)	$598,787

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF CHANGES IN NET ASSETS (Continued)

(a) Summary of capital share transactions is as follows:

	Six Months Ended
	January 31, 2012		Year Ended
	(Unaudited)		July 31, 2011
	Shares	Value	Shares	Value
Retail Class
Shares sold	25,663,400	$343,287,994	10,087,301	$121,713,610
Shares issued in
reinvestment of
distributions	22,883	300,003	—	—
Shares
redeemed (b)	(2,883,318)	(36,350,193)	(6,390,617)	(76,780,917)
Net increase	22,802,965	$307,237,804	3,696,684	$44,932,693

(b) Net of redemption fees of $6,747 and $7,196, respectively.

	Six Months Ended
	January 31, 2012		Year Ended
	(Unaudited)		July 31, 2011
	Shares	Value	Shares	Value
Institutional Class
Shares sold	6,659,712	$88,214,931	3,706,666	$43,556,445
Shares issued in
reinvestment of
distributions	20,279	267,071	—	—
Shares
redeemed (c)	(820,599)	(10,595,058)	(4,079,394)	(49,665,020)
Net increase
(decrease)	5,859,392	$77,886,944	(372,728)	$(6,108,575)

(c) Net of redemption fees of $721 and $1,810, respectively.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS
	Six Months Ended
	January 31, 2012		Year Ended	Period Ended
	(Unaudited)		July 31, 2011	July 31, 2010*
Net asset value,
beginning of period/year	$12.35		$10.49	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment gain (loss)	0.00	**/#	0.01 **	(0.08)
Net realized and unrealized
gain on investments	1.41		1.85	0.57
Total from
investment operations	1.41		1.86	0.49

LESS DISTRIBUTIONS
From net investment income	(0.01)		—	—
Total distributions	(0.01)		—	—
Paid-in capital from
redemption fees (Note 2)	0.00	#	0.00 #	0.00	#
Net asset value,
end of period/year	$13.75		$12.35	$10.49
Total return	11.45	%^	17.73%	4.90	%^

SUPPLEMENTAL DATA
Net assets, end of
period/year (millions)	$544.4		$207.2	$137.3
Portfolio turnover rate	2	%^	25%	12	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived/recouped	1.43	%+	1.45%	1.50	%+
After fees waived/recouped	1.43	%+	1.45%	1.49	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived/recouped	(0.17	)%+	0.12%	(1.09	)%+
After fees waived/recouped	(0.17	)%+	0.12%	(1.08	)%+

*	Fund commenced operations on August 31, 2009.
**	Calculated based on the average number of shares outstanding.
#	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS
	Six Months Ended
	January 31, 2012		Year Ended	Period Ended
	(Unaudited)		July 31, 2011	July 31, 2010*
Net asset value,
beginning of period/year	$12.41		$10.52	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	0.04	**	0.05 **	(0.06)
Net realized and unrealized
gain on investments	1.39		1.84	0.58
Total from
investment operations	1.43		1.89	0.52

LESS DISTRIBUTIONS
From net investment income	(0.03)		—	—
Total distributions	(0.03)		—	—
Paid-in capital from
redemption fees (Note 2)	0.00	#	0.00 #	0.00	#
Net asset value,
end of year/period	$13.81		$12.41	$10.52
Total return	11.57	%^	17.97%	5.20	%^

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$168.6		$78.7	$70.6
Portfolio turnover rate	2	%^	25%	12	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived/recouped	1.18	%+	1.20%	1.25	%+
After fees waived/recouped	1.18	%+	1.20%	1.24	%+

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before fees waived/recouped	0.10	%+	0.46%	(0.84	)%+
After fees waived/recouped	0.10	%+	0.46%	(0.83	)%+

*	Fund commenced operations on August 31, 2009.
**	Calculated based on the average number of shares outstanding.
#	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

Akre Focus Fund (the “Fund”) is a series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on August 31, 2009.

The Fund offers Retail and Institutional Class shares.  Institutional shares are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, and corporations.  Each class of shares has equal rights as to earnings and assets except that Retail shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2012 (Unaudited) (Continued)

options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Board of Trustees.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At January 31, 2012, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2012 (Unaudited) (Continued)

instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Common
Stocks^	$504,300,705	$—	$—	$504,300,705
Convertible
Preferred Stock^	11,341,000	—	—	11,341,000
Trust &
Partnership^	10,104,000	—	—	10,104,000
Asset Backed
Bond^	—	30,160,620	30,160,620
Corporate Bonds^	—	68,327,599	—	68,327,599
Municipal Bond^	—	15,030,000	—	15,030,000
Short-Term
Investments	—	44,976,750	—	44,976,750
Total
Investments
in Securities	$525,745,705	$158,494,969	$—	$684,240,674

^ See Schedule of Investments for industry breakout.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2012 (Unaudited) (Continued)

There were no significant transfers into or out of Level 1 or 2 during the six months ended January 31, 2012 for the Fund.

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At July 31, 2011, the Fund deferred, on a tax basis, post-October losses of $1,124,627.  At July 31, 2011, the Fund had capital loss carryforwards available for federal income tax purposes of $1,078,095 which expire in 2019, to offset future gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits related to uncertain tax positions taken on returns filed for open tax years (2010), or expected to be taken in the Fund’s 2011 tax return. The Fund identifies their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2012 (Unaudited) (Continued)

non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Fund may purchase call and put options on securities and indices.  As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  As a holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time until the expiration date.  The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Fund may write (sell) call options on securities and indices.  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2012 (Unaudited) (Continued)

the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 30 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

J.
New Accounting Pronouncement.  In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2012 (Unaudited) (Continued)

value measurement to changes in observable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Akre Capital Management, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Fund. For the six months ended January 31, 2012, the Fund incurred $1,669,386 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.24% and 1.49% for the Institutional Class and Retail Class shares, respectively, of each Class’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.  As of January 31, 2012 the Advisor has recouped all eligible fees previously waived.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals. For the six months ended January 31, 2012, the Fund incurred $138,593 in administration fees. The officers of the

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2012 (Unaudited) (Continued)

Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the six months ended January 31, 2012, the Fund was allocated $4,776 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares and a Shareholder Servicing Plan on behalf of both the Institutional and Retail Classes.  The Distribution Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Retail Class shares.  No distribution fees are paid by Institutional Class shares.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. Under the Shareholder Servicing Plan, each Class is authorized to pay the Advisor an annual shareholder servicing fee of 0.10% of each Class’s average daily net assets.  The Advisor uses this fee to finance certain activities related to servicing and maintaining shareholder accounts.  For the six months ended January 31, 2012, the Advisor received distribution fees of $341,547 and shareholder servicing fees of $188,821.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2012, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $350,367,779 and $6,346,644, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended January 31, 2012.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows:

Cost of investments	$593,813,342
Gross tax unrealized appreciation	95,737,620
Gross tax unrealized depreciation	(5,310,288)
Net tax unrealized appreciation	$90,427,332

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2012 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended January 31, 2012 and the year ended July 31, 2011 was as follows:

	January 31, 2012	July 31, 2011
Distributions paid from:
Ordinary income	$598,787	$—
Long-term capital gain	—	—
	$598,787	$—

As of July 31, 2011, the components of accumulated earnings (losses) on a tax basis were as follows:

Net tax unrealized appreciation	$48,926,578
Undistributed investment income	598,787
Undistributed long-term capital gain	—
Total distributable earnings	598,787
Other accumulated losses	(2,203,532)
Total accumulated gains	$47,321,833

Akre Focus Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 8 and 9, 2011, the Board (which was comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreement for Akre Focus Fund (the “Fund”) with Akre Capital Management, LLC (the “Advisor” or “Akre”), for another annual term.  At this meeting and at a prior meeting held on May 18 and 19, 2011, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  In addition, the Board engaged an independent third party consulting firm to review the appropriateness of the peer group categories selected for comparison purposes.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
The Fund’s historical year-to-date performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term

Akre Focus Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications.

The Board noted that the Fund’s performance was below the median of its peer group for the year-to-date and one-year time periods.  The Board took into consideration the Fund’s short period of operations.

The Trustees also considered any differences of performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.24% for the Fund’s Institutional Class shares and 1.49% for its Retail Class shares.  The Board noted that the Fund’s advisory fees and net expense ratio were above its peer group median.

The Trustees took into consideration the services the Advisor provided to its institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Trustees found that the fees charged to the Fund were below the fees charged by the Advisor to its separately managed account clients.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from its relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from their

Akre Focus Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

relationship with the Fund, particularly benefits received in exchange for “soft dollars” and the 12b-1 fees paid to the Advisor.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services they provide to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Akre Focus Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 862-9556.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (877) 862-9556.  The Fund discloses its quarter-end portfolio holdings on its website at www.akrefund.com within 60 business days after the quarter-end. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at (877) 862-9556 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Akre Focus Fund

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•    Information we receive about you on applications or other forms;

•    Information you give us verbally; and/or

•    Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
AKRE CAPITAL MANAGEMENT, LLC
2 West Marshall Street
Post Office Box 998
Middleburg, VA 20118-0998

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL HASTINGS LLP
75 E. 55th Street, Floor 15
New York, NY 10022

Akre Focus Fund
	Ticker	CUSIP
Retail Class Shares	AKREX	742935117
Institutional Class Shares	AKRIX	742935125

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the five month period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)          /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date     March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date     March 26, 2012

By (Signature and Title)          /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date     April 3, 2012

* Print the name and title of each signing officer under his or her signature.